Financial Instruments - Schedule of Carrying Amounts and Fair Value of Financial Instruments (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Nov. 28, 2025	Dec. 31, 2024
Financial assets measured at amortised cost:
Financial assets, Fair value			$ 754,356
Trade and other payables [Member] | Level 2 [Member]
Financial liabilities measure at amortised cost:
Financial liabilities, Carrying amount	$ 3,575,873	$ 3,309,037		$ 2,982,499
Financial liabilities, Fair value	3,575,873	3,309,037		2,982,499
Loans and borrowings [Member] | Level 2 [Member]
Financial liabilities measure at amortised cost:
Financial liabilities, Carrying amount	1,026,919	1,006,920		352,814
Financial liabilities, Fair value	1,026,919	1,006,920		352,814
Secured promissory notes [Member] | Level 2 [Member]
Financial liabilities measure at amortised cost:
Financial liabilities, Carrying amount	6,082,383	7,633,966
Financial liabilities, Fair value	6,082,383	7,633,966
Lease liabilities [Member] | Level 2 [Member]
Financial liabilities measure at amortised cost:
Financial liabilities, Carrying amount	317,543	396,121
Financial liabilities, Fair value	317,543	396,121
Due to related parties [Member] | Level 2 [Member]
Financial liabilities measure at amortised cost:
Financial liabilities, Carrying amount	759,995	640,546		302,232
Financial liabilities, Fair value	759,995	640,546		302,232
Convertible Promissory Notes [Member] | Level 2 [Member]
Financial liabilities measure at amortised cost:
Financial liabilities, Carrying amount	7,000,000	1,055,420
Financial liabilities, Fair value	7,000,000	1,055,420
Secured convertible debenture [Member] | Level 2 [Member]
Financial liabilities measure at amortised cost:
Financial liabilities, Carrying amount	4,143,982	4,143,982
Financial liabilities, Fair value	4,143,982	4,143,982
Cash and cash held in trust [Member] | Level 1 [Member]
Financial assets measured at amortised cost:
Financial assets, Carrying amount	755,238	504,136		3,841,866
Financial assets, Fair value	755,238	504,136		3,841,866
Trade and other receivables [Member] | Level 2 [Member]
Financial assets measured at amortised cost:
Financial assets, Carrying amount	1,655,084	1,399,977		370,537
Financial assets, Fair value	$ 1,655,084	1,399,977		370,537
Loan receivable [Member] | Level 2 [Member]
Financial assets measured at amortised cost:
Financial assets, Carrying amount				955,022
Financial assets, Fair value				$ 955,022